Post employments benefits - Charges (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Post employments benefits
Total net cost/(credit) included within staff costs	€ 6	€ (58)
Actuarial (losses)/gains recognised in the SOCI	€ (63)	€ 246